Vanguard Explorer Value Fund Investment Strategy - Investor Prospectus [Member] - Vanguard Explorer Value Fund	Aug. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund employs an active management approach, investing mainly in the stocks of small and mid-size U.S. companies considered by an advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and are trading at prices that an advisor feels are below average in relation to measures such as cash flow and book value. These stocks may have above-average dividend yields. The Fund has multiple advisors, each of which independently selects and maintains a portfolio of common stocks for the Fund.